Foreclosed Assets (Foreclosed Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance
Foreclosed assets, Total		38
Single-Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets		$ 38